Revenue Recognition (Details) - Schedule of Service - Revenue Benchmark [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	$ 4,290	$ 3,739	$ 21,197	$ 13,017
Product Royalties [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	3,709	2,984	18,356	10,372
Service Subscriptions [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	373	403	1,550	1,271
Monetization [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	$ 208	$ 352	$ 1,291	$ 1,374